Accounts payable and accrued liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Accounts payable and accrued liabilities
Summary of accounts payable and accrued liabilities

	March 31,	March 31,
	2024	2023
Trade payables	562,352	1,628,143
Accrued liabilities	125,951	162,557
Provisions	66,899	—
Total	755,202	1,790,700